UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM FOR SUBMISSION OF ELECTRONIC EXHIBITS FOR

ASSET-BACKED SECURITIES

Commission File Number of the issuing entity: 333-276033-01

Central Index Key Number of the issuing entity: 0002020017

BBCMS Mortgage Trust 2024-C26

(Exact name of issuing entity as specified in its charter)

Commission File Number of the depositor: 333-276033

Central Index Key Number of the depositor: 0001541480

Barclays Commercial Mortgage Securities LLC

(Exact name of depositor as specified in its charter)

Barclays Capital Real Estate Inc.

(Central Index Key Number 0001549574)

Societe Generale Financial Corporation

(Central Index Key Number 0001755531)

Bank of Montreal

(Central Index Key Number 0000927971)

UBS AG

(Central Index Key Number 0001685185)

Bank of America, National Association

(Central Index Key Number 0001102113)

Argentic Real Estate Finance 2 LLC

(Central Index Key Number 0001968416)

LMF Commercial, LLC

(Central Index Key Number 0001592182)

Starwood Mortgage Capital LLC

(Central Index Key Number 0001548405)

German American Capital Corporation

(Central Index Key Number 0001541294)

Ladder Capital Finance, LLC

(Central Index Key Number 0001541468)

KeyBank National Association

(Central Index Key Number 0001089877)

BSPRT CMBS Finance, LLC

(Central Index Key Number 0001722518)

Daniel Vinson, (212) 528-8224

(Name and telephone number, including area code, of the person to contact in connection with this filing)

INFORMATION TO BE INCLUDED WITH THIS FORM

Item 1.	File an Asset Data File in accordance with Exhibit 601(b)(102) (17 CFR 229.601(b)(102)).
Item 2.	File an Asset Related Document in accordance with Exhibit 601(b)(103) (17 CFR 229.601(b)(103)).

SIGNATURES

The depositor has duly caused this Form to be signed on its behalf by the undersigned hereunto duly authorized.

Barclays Commercial Mortgage Securities LLC
(Depositor)

Date: May 6, 2024	By:	/s/ Daniel Vinson
Daniel Vinson, Chief Executive Officer

EXHIBIT INDEX

Exhibit Number	Description

Exhibit 102	Asset Data File
Exhibit 103	Asset Related Document